Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 23. Subsequent Events

AULT provided payments totaling $774,077, from April 1, 2023 through June 26, 2023 on account of receivables, related party.

Related party loans of $100,000 with zero percent interest and no due date were issued in May 2023.

Note 22. Subsequent Events

On January 11, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with two accredited investors (the “Lenders”) pursuant to which the Company sold to the Lenders $3.3 million 10% original issue discount Senior Secured Convertible Notes (the “Notes”) and five-year Warrants to purchase shares of common stock, no par value for total gross proceeds of $3,000,000. The net proceeds shall be used primarily for working capital.

The Notes are secured by the assets of the Company pursuant to a Security Agreement entered into for such purpose, and are senior to the indebtedness payable to Ault and Ault Lending, pursuant to a Subordination Agreement entered into in connection with the SPA.

The Notes mature on the earlier of (i) nine months from the issuance date, or October 11, 2023, or (ii) completion of the uplist transaction pursuant to which the Company’s common stock becomes listed for trading on a national securities exchange operated by The Nasdaq Stock Market or the New York Stock Exchange (an “Uplist Transaction”). The Notes accrue interest at a rate of 6% per annum payable monthly, which increases to 18% upon an event of default. In addition, under the Notes upon an event of default the Company is required to pay 20% of its consolidated revenues monthly on each interest payment date in reduction of the principal amount of the Notes then outstanding.

The Notes provide for certain events of default which include failure of the Uplist Transaction to occur by the maturity date, failure to maintain effectiveness of the registration statement under the Registration Rights Agreement (as described below), suspension of trading of the Company’s common stock for five consecutive trading days, failure to timely deliver shares issuable upon conversion of the Notes or exercise of the Warrants, failure to timely make payments under the Notes, default under other indebtedness, and certain other customary events of default, subject to certain exceptions and limitations.

Upon an event of default, the holders will have the right to require the Company to prepay the Notes at a 125% premium. Further, upon a bankruptcy event of default or a change of control event, the Company will be required to prepay the Notes at a premium. If the conversion price falls below $0.25, the Company may also elect to prepay the notes at a 125% premium.

Pursuant to the Notes, upon an event of default one of the investors is entitled to cause Jonathan Read, the Chief Executive Officer and a director of the Company, to resign from his positions with the Company. Mr. Read executed and delivered to the investor an undated letter of resignation to that effect, which the investor may cause to be dated and released upon the occurrence of an event of default.

The Notes are convertible upon the earlier of the Uplist Transaction and an event of default at a conversion price equal to the greater of (a) 90% of the lowest volume weighted average price (“VWAP”) for the 10 trading days prior to the conversion date and (b) $0.25 per share, subject to adjustment including downward adjustment upon any dilutive issuance of securities. Each holder’s conversion is subject to a 4.99% beneficial ownership limitation which may be increased to 9.99% on 61 days’ notice from the holder.

The Notes contain customary restrictive covenants including covenants against incurring new indebtedness or liens, changing the nature of its business, transfers of assets, transactions with affiliates, and issuances of securities, subject to certain exceptions and limitations.

The Company repaid its existing line of credit with Western Alliance Bank which had an existing balance of approximately $59,000. Under the Notes the Company can enter into a factoring agreement of $2 million using the Company’s accounts receivable as collateral.

The Warrants entitle the holders to purchase a total of 1,666,666 shares of common stock for a five-year period from issuance, at an exercise price determined as follows: (i) beginning on the issuance date and for a period of 90 days thereafter, $0.78, (ii) if the Uplist Transaction has occurred as of the date of exercise, the lower of (A) $0.78 and (B) 110% of the per share offering price to the public in the Uplist Transaction, and (iii) if neither of (i) and (ii) apply, the lower of (A) $0.78 and (B) 90% of the lowest VWAP for the 10 trading days prior to the date of the exercise, subject to adjustment including downward adjustment upon any dilutive issuance of securities. If the Uplist Transaction is not completed prior to the maturity date of the Notes, the number of shares of common stock that may be purchased upon exercise of the Warrants will be doubled, without an adjustment to the exercise price.

Each holder’s exercise is subject to a 4.99% beneficial ownership limitation which may be increased to 9.99% on 61 days’ notice from the holder. The Warrants may be exercised cashlessly if the registration statement covering the resale of the shares of common stock issuable upon exercise is not effective as required under the Registration Rights Agreement.

The SPA, Warrants and Notes require a reserve of authorized but unissued shares of common stock initially equal to approximately 15,000,000 shares of common stock, subject to reduction as the Notes and Warrants are converted and exercised, respectively.

Spartan Capital Securities, LLC (the “Placement Agent”) served as placement agent in the offering and received a cash commission in the amount of 8% of the gross proceeds, or $240,000. In addition, we have agreed to pay the Placement Agent an expense allowance of $30,000. Furthermore, we agreed to issue the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase a number of shares of common stock equal to 8% of the total number of shares of common stock underlying the Notes and Warrants sold in the offering, or 1,200,000 shares. The Placement Agent Warrants have an exercise price of 110% of the Warrant exercise price.

Under the SPA the Company reimbursed the Buyers a total of $60,000 out of the proceeds from the offering for fees and expenses incurred in connection therewith.

In connection with the SPA, the Company entered into a Registration Rights Agreement pursuant to which it agreed to register the resale by the Buyers of the common stock issuable upon conversion of the Notes and Warrants. Pursuant to the Registration Rights Agreement, the initial registration statement on Form S-1 must be filed 30 days after the Notes become convertible, and to cause the registration statement to be declared effective within 90 days thereafter, subject to certain limitations and exceptions. The Lenders required us to terminate the Financing Agreement as a condition of lending us the $3 million and our issuance of the Notes.

In early January 2023 the Company executed a reduction in force benefiting from the synergies of its two US operation and incurred nominal termination costs as a result.

On January 31, 2023, the Company entered into a Termination and Release Agreement (“Agreement”) with John Regazzi, in which Mr. Regazzi resigned as a full-time employee and officer of the Company, effective immediately. Mr. Regazzi remains a director of the Company. Pursuant to the Agreement, the Company has paid or agreed to pay Mr. Regazzi (i) $17,500 in unpaid expenses, (ii) $82,266 in unpaid deferred salary, (iii) $100,000 in an unpaid bonus related to the acquisition of GWW payable in essentially equal installments over an 18-month commencing in January 2024, (iv) $325,000 in retirement compensation payable over an 18-month period commencing in January 2024, and (v) COBRA reimbursement until such time as he can transition to Medicare. Mr. Regazzi is remaining as a part-time employee though June 30, 2025 at a rate of $125 per hour and will be paid the $36,000 he is owed for paid time-off over next 12 months ending on January 31, 2024.

On February 13, 2023, the company filed an S-1 registration statement for Ault Alliance, Inc. to distribute shares of common stock of the Company on a pro rata basis to the holders of Ault common stock.

On March 6, 2023, Ault provided to the Company $249,500 towards the outstanding balance of the Secured Note (see Note 13. Notes Payable, Related Parties, net)

On March 24, 2023, Ault provided to the Company $31,930 towards the outstanding balance of the Secured Note (see Note 13. Notes Payable, Related Parties, net)

On April 6, 2023, Ault provided to the Company $250,000 towards the outstanding balance of the Secured Note (see Note 13. Notes Payable, Related Parties, net)

On April 7, 2023, Ault provided to the Company $103,000 towards the outstanding balance of the Secured Note (see Note 13. Notes Payable, Related Parties, net)

On April 21, 2023, Ault provided to the Company $50,000 towards the outstanding balance of the Secured Note (see Note 13. Notes Payable, Related Parties, net)

On April 21, 2023 Will Horne and Lutz Henckels each provided to the Company a $50,000 loan at zero percent interest. The notes are due on May 15, 2023.

On May 11, 2023, Ault provided to the Company $150,000 towards the outstanding balance of the Secured Note (see Note 13. Notes Payable, Related Parties, net)